PGIM Balanced Fund Expense Example, No Redemption - PGIM Balanced Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 424
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	911
Expense Example, No Redemption, 10 Years	1,633
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	1,998
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	3,756
Expense Example, No Redemption, 5 Years	6,334
Expense Example, No Redemption, 10 Years	10,003
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,032
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	225
Expense Example, No Redemption, 5 Years	398
Expense Example, No Redemption, 10 Years	$ 899